TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 503,000,000	$ 506,000,000
Collateral deposits	169,000,000	603,000,000
Inventory	65,000,000	18,000,000
Prepaids and other	76,000,000	53,000,000
Income tax receivables	57,000,000	66,000,000
Other short-term receivables	85,000,000	75,000,000
Trade receivables and other current assets, net	$ 955,000,000	$ 1,321,000,000
% of trade receivables that is current	92.00%	96.00%